Label	Element	Value
Consolidation, Eliminations1 [Member]
Foreign exchange gain (loss)	ifrs-full_GainsLossesOnExchangeDifferencesOnTranslationRecognisedInProfitOrLoss	$ 0
Foreign exchange gain (loss)	ifrs-full_GainsLossesOnExchangeDifferencesOnTranslationRecognisedInProfitOrLoss	0
Parent [member] | Reportable Legal Entities1 [Member]
Foreign exchange gain (loss)	ifrs-full_GainsLossesOnExchangeDifferencesOnTranslationRecognisedInProfitOrLoss	0
Foreign exchange gain (loss)	ifrs-full_GainsLossesOnExchangeDifferencesOnTranslationRecognisedInProfitOrLoss	0
Non-Guarantor Subsidiaries1 [Member] | Reportable Legal Entities1 [Member]
Foreign exchange gain (loss)	ifrs-full_GainsLossesOnExchangeDifferencesOnTranslationRecognisedInProfitOrLoss	3,000,000
Foreign exchange gain (loss)	ifrs-full_GainsLossesOnExchangeDifferencesOnTranslationRecognisedInProfitOrLoss	(3,000,000)
Subsidiary Issuer1 [Member] | Reportable Legal Entities1 [Member]
Foreign exchange gain (loss)	ifrs-full_GainsLossesOnExchangeDifferencesOnTranslationRecognisedInProfitOrLoss	0
Foreign exchange gain (loss)	ifrs-full_GainsLossesOnExchangeDifferencesOnTranslationRecognisedInProfitOrLoss	$ (6,000,000)